Other Finance Expenses (Tables)	6 Months Ended
Jun. 30, 2020
Other Finance Expenses
Summary of components of interest cost

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands)	2020	2019	2020	2019
Interest expense	$7,886	$12,529	$17,712	$25,530
Amortization of debt issuance cost and fair value of debt assumed	626	657	1,262	1,314
Total interest cost	$8,512	$13,186	$18,974	$26,844

Summary of components of other finance expense

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands)	2020	2019	2020	2019
Bank fees, charges	$137	$224	$184	$281
Commitment fees	62	62	123	123
Total other finance expense	$199	$286	$307	$404